EMPLOYEE BENEFIT PLANS - Changes in actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes in actuarial liability
Actuarial liabilities balance, beginning of the year	R$ 736,179	R$ 430,427
Business combination with Fibria		147,877
Interest on employee benefits	26,527	44,496
Actuarial loss		147,640
Exchange rate variation	449
Benefits paid in the year	(19,050)	(34,261)
Actuarial liabilities balance, end of the year	R$ 744,105	R$ 736,179